Intangible Assets - Change in Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 179,220
Amortization	33,046	$ 23,646	$ 11,550
Impairment	30,882	0	0
Ending balance	124,369	179,220
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	488,131	362,631
Additions	8,626	10,149
On acquisitions	74	130,296
Translation adjustments	(1,187)	(14,945)
Ending balance	495,644	488,131	362,631
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	308,911	297,210
Amortization	33,046	23,646
Impairment	30,882
Translation adjustments	(1,564)	(11,945)
Ending balance	371,275	308,911	297,210
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,536
Ending balance	28,252	39,536
Customer contracts [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	196,339	156,163
On acquisitions		46,050
Translation adjustments	(992)	(5,874)
Ending balance	195,347	196,339	156,163
Customer contracts [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	156,803	155,770
Amortization	11,338	6,505
Translation adjustments	(1,046)	(5,472)
Ending balance	167,095	156,803	155,770
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	107,368
Ending balance	65,628	107,368
Customer relationships [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	193,883	121,052
On acquisitions	70	75,465
Translation adjustments	290	(2,634)
Ending balance	194,243	193,883	121,052
Customer relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	86,515	79,830
Amortization	11,207	7,826
Impairment	30,882
Translation adjustments	11	(1,141)
Ending balance	128,615	86,515	79,830
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual property rights [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,064	4,312
Translation adjustments	89	(248)
Ending balance	4,153	4,064	4,312
Intellectual property rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,064	4,312
Translation adjustments	89	(248)
Ending balance	4,153	4,064	4,312
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9
Ending balance	9	9
Trade names [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	640	638
On acquisitions	0	8
Translation adjustments	(1)	(6)
Ending balance	639	640	638
Trade names [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	631	638
Amortization	1
Translation adjustments	(2)	(7)
Ending balance	630	631	638
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,216
Ending balance	581	1,216
Technology [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,862	5,947
Translation adjustments	(15)	(85)
Ending balance	5,847	5,862	5,947
Technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,646	3,965
Amortization	635	754
Translation adjustments	(15)	(73)
Ending balance	5,266	4,646	3,965
Leasehold benefits [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Leasehold benefits [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Leasehold benefits [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,706
Ending balance	3,515	5,706
Covenant not-to-compete [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,959	9,065
On acquisitions	4	7,262
Translation adjustments	16	(368)
Ending balance	15,979	15,959	9,065
Covenant not-to-compete [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,253	9,065
Amortization	2,251	1,600
Translation adjustments	(40)	(412)
Ending balance	12,464	10,253	9,065
Service Mark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
Ending balance	400	400
Service Mark [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400	400
Ending balance	400	400	400
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,985
Ending balance	25,984	24,985
Software [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	69,149	63,219
Additions	8,626	10,149
On acquisitions	0	1,511
Translation adjustments	(574)	(5,730)
Ending balance	77,201	69,149	63,219
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44,164	41,795
Amortization	7,614	6,961
Translation adjustments	(561)	(4,592)
Ending balance	$ 51,217	$ 44,164	$ 41,795